5. MARKETABLE SECURITIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable securities available-for-sale:
Cost	$ 3,112,210
Unrealized Gains
Unrealized Losses	154,834
Estimated Fair Value	$ 2,957,376	$ 0	$ 0